Consolidated Statements of Cash Flows (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Operating activities
Net (loss)	$ (8,922,022)	$ (3,713,782)
Adjustments to reconcile net loss to net cash (used) by operating activities:
Shares issued for services	2,553,973	752,950
Shares issued for officer compensation	709,700	60,500
Shares issued for MeNetwork earnout	750,000
Depreciation and amortization	592,135	244,818
Impairment of long-lived asset	69,808
Goodwill impairment	669,993
Amortization of debt discounts - related party	2,999	14,908
Sharebased compensation expense	796,058	173,766
(Gain) loss on settlement, net		63,864
Increase (decrease) in allowance for doubtful accounts	283	10,967
Changes in operating assets and liabilities:
(Increase) in accounts receivable	89,019	(134,334)
(Increase) decrease in prepaid expenses	118,430	35,869
(Increase) in inventory	(39,597)	(61,050)
(Increase) decrease in interest receivable		7,282
(Increase) decrease in deposits and other assets	8,960	(8,500)
Increase in accounts payable and accrued expenses	375,505	741,729
(Decrease) increase in expenses - related party	537,988
(Decrease) increase in accrued interest		(9,449)
(Decrease) increase in accrued interest - related party	(5,019)	5,019
Net cash (used in) operating activities	(1,691,787)	(1,815,443)
Cash flows from investing activities
Purchase of fixed assets		13,786
Acquisition of intellectual property	501,367
Purchase of domain name trademark		75,000
Additions to capitalized software development	542,362	440,091
Net cash (used in) investing activities	(1,043,729)	(528,877)
Cash flows from financing activities
Payments on notes payable		27,566
Proceeds for advances	215,000
Proceeds for notes payable - related party	45,000
Payments on notes payable- related party		205,000
Proceeds from sale of common stock	1,945,000	3,165,625
Net cash provided by financing activities	2,205,000	2,933,059
Net increase (decrease) in cash	(530,516)	588,739
Cash - beginning of the period	700,323	111,584
Cash - ending of the period	169,807	700,323
Supplemental disclosures:
Interest paid
Income taxes paid
Non-cash transactions:
Shares issued for services	2,553,973	752,950
Shares issued for officer compensation	709,700	60,500
Shares issued for prepaid expenses	37,042
Shares issued for accounts payable	330,454	449,476
Shares issued for acquisitions	3,004,861	3,132,500
Options issued for share based compensation expense	642,508	173,766
Shares issued for share based compensation expense	73,600
Shares issued for MeNetwork earnout	$ 750,000